UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.6%	Shares		Value ($)
Australia - 6.7%
Ansell	338,748		4,986,434
BT Investment Management	483,810		3,305,356
Challenger	655,236		4,730,478
Estia Health	918,452		3,580,614
Evolution Mining	4,187,665		8,974,386
Fairfax Media	5,764,025		4,599,376
OZ Minerals	948,844		4,607,649
Qantas Airways	1,419,414	[a]	3,408,630
Regis Resources	2,834,569		8,681,121
Vicinity Centres	2,614,441		6,874,461
			53,748,505
Belgium - 1.2%
Galapagos	121,370	[a]	6,609,573
Nyrstar	357,060	[a]	3,255,036
			9,864,609
Brazil - .9%
APERAM	180,175		7,538,766
Canada - 6.2%
Air Canada	545,057	[a]	3,752,968
Artis Real Estate Investment Trust	753,569		7,878,235
CAE	467,086		6,231,868
Canadian Apartment Properties REIT	252,067		6,303,364
Cogeco Communications	79,751		3,925,094
DH	169,104		4,176,926
Entertainment One	2,699,804		7,049,647
Gran Tierra Energy	2,389,280	[a]	6,624,435
WSP Global	135,965		4,075,878
			50,018,415
Denmark - .5%
DFDS	84,203		3,848,492
Finland - .6%
Valmet	354,544		4,629,743
France - 6.8%
Alten	83,739		5,806,353
Atos	115,020		11,273,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 6.8% (continued)
Eiffage	63,955		4,914,335
Fonciere Des Regions	70,769		6,657,168
Gaztransport Et Technigaz	120,787		3,453,661
Maisons du Monde	202,552	[b]	4,325,276
Rubis	47,812		3,858,850
SCOR	184,899		5,402,577
Teleperformance	94,888		8,825,236
			54,517,203
Germany - 7.1%
Aareal Bank	177,853		5,837,961
Carl Zeiss Meditec-BR	84,629		3,160,164
Covestro	124,195	[b]	5,801,182
Drillisch	157,025		6,236,585
Gerresheimer	50,676		4,349,485
Rheinmetall	66,200		4,634,629
Stroeer SE & Co.	179,478		8,529,946
TAG Immobilien	475,796		6,771,628
Wirecard	120,168		5,587,553
Zalando	165,194	[a,b]	6,265,534
			57,174,667
Ireland - 1.6%
DCC	48,973		4,371,663
ICON	114,864	[a]	8,921,487
			13,293,150
Israel - .8%
Elbit Systems	65,428		6,585,353
Italy - 4.6%
A2A	5,980,630		8,491,699
ANIMA Holding	828,558	[b]	4,149,969
Autogrill	881,944		7,671,222
Prysmian	276,147		6,458,712
Saras	2,219,595		3,816,577
Societa Iniziative Autostradali e Servizi	701,576		6,380,816
			36,968,995
Japan - 25.5%
Ain Holdings	139,300		9,679,394
Alpine Electronics	356,200		3,920,347
Central Glass	1,085,000		4,742,588
Chiba Bank	1,085,000		5,284,902
CKD	646,600		6,127,919

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 25.5% (continued)
CyberAgent	81,300		4,629,323
Daicel	565,200		6,447,717
DeNA	356,200		9,244,059
DTS	290,400		5,806,008
Ebara	1,201,000		6,615,005
Goldcrest	340,300		5,432,927
Haseko	662,000		7,130,279
Hitachi Kokusai Electric	309,800		5,021,896
Hogy Medical	81,300		5,266,752
Ichigo	1,327,900		5,882,401
Japan Aviation Electronics Industry	503,000		7,522,693
Japan Hotel REIT Investment	6,504		5,494,632
Kyudenko	139,300		4,914,784
Lion	542,000		8,270,633
Makino Milling Machine	503,000		2,883,863
Matsumotokiyoshi Holdings	135,400		6,057,735
Nifco	92,900		5,289,842
Nippon Shokubai	46,500		2,975,891
Nippon Signal	495,500		4,788,190
Park24	166,500		5,694,958
Sanwa Holdings	588,500		6,205,969
Sawai Pharmaceutical	108,500		8,687,656
Shikoku Electric Power	387,200		4,086,974
Start Today	120,100		5,767,531
Sumitomo Osaka Cement	901,000		4,344,509
Tadano	503,400		4,958,269
Takara Leben	685,200		5,439,428
Tokai Rika	418,000		8,115,431
Tokyo Seimitsu	181,900		4,351,623
Tokyo Steel Manufacturing	541,900		3,861,041
Totetsu Kogyo	127,800		4,070,662
			205,013,831
Luxembourg - .7%
Regus	1,387,397		5,605,774
Malta - .7%
Unibet Group-SDR	539,210		5,494,813
Netherlands - 2.4%
Corbion	179,324		4,314,442
Euronext	201,516	[b]	8,606,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Netherlands - 2.4% (continued)
TKH Group	164,962		6,020,666
			18,941,415
New Zealand - .5%
Z Energy	677,883		4,195,584
Norway - .5%
Storebrand	1,064,831	[a]	4,034,852
Singapore - 2.6%
IGG	6,078,000		2,593,084
Mapletree Industrial Trust	6,267,900		8,461,922
Mapletree Logistics Trust	12,342,000		9,711,949
			20,766,955
South Korea - 4.5%
Com2uS	43,902	[a]	4,530,707
Doosan Heavy Industries & Construction	171,503		4,011,408
Hyundai Marine & Fire Insurance	151,761		4,105,127
Hyundai Wia	77,543		5,946,475
LF	142,506		2,652,547
Osstem Implant	88,500	[a]	6,020,354
SFA Engineering	79,751		4,300,282
Soulbrain	76,422		4,434,611
			36,001,511
Spain - 4.7%
Almirall	229,292		3,683,745
Cia de Distribucion Integral Logista Holdings	179,091		4,321,851
Distribuidora Internacional de Alimentacion	449,625		2,805,475
Enagas	141,539		4,315,242
Euskaltel	688,414	[b]	6,177,216
Gamesa Corp Tecnologica	208,824		4,423,020
Hispania Activos Inmobiliarios	302,745	[a]	4,051,493
Mediaset Espana Comunicacion	170,110		1,955,091
Merlin Properties Socimi	496,817		5,687,748
			37,420,881
Switzerland - 6.6%
Actelion	28,649	[a]	5,081,266
Adecco Group	116,065		6,370,881
Aryzta	85,016	[a]	3,197,310
Baloise Holding	62,021		6,987,921
Georg Fischer	4,955		4,041,403
Julius Baer Group	178,279	[a]	7,317,312
Logitech International	240,376		4,799,088

Common Stocks - 98.6% (continued)	Shares		Value ($)
Switzerland - 6.6% (continued)
Sika	1,509		7,077,914
Swiss Life Holding	37,591	[a]	8,591,010
			53,464,105
United Kingdom - 12.9%
Auto Trader Group	1,173,579	[b]	5,757,620
Bellway	156,095		4,330,004
Britvic	980,203		8,107,820
Cairn Energy	1,528,897	[a]	3,623,947
Card Factory	673,490		2,728,365
Galliford Try	256,636		3,335,317
GKN	1,590,607		6,092,134
Halma	386,754		5,369,308
IMI	296,821		4,211,119
Jimmy Choo	2,173,306	[a]	3,027,269
Jupiter Fund Management	1,046,171		5,848,367
Just Eat	708,468	[a]	5,035,036
Keller Group	456,554		6,157,074
LondonMetric Property	3,187,719		6,826,005
Merlin Entertainments	1,101,570	[b]	6,898,662
Micro Focus International	136,661		3,501,531
Rentokil Initial	2,424,238		6,897,977
RPC Group	633,789		7,238,749
Spectris	147,461		3,667,009
Spire Healthcare Group	1,122,424	[b]	4,796,595
			103,449,908
Total Common Stocks (cost $752,843,214)			792,577,527
Preferred Stocks - .7%	Shares		Value ($)
Germany - .7%
Jungheinrich
(cost $4,214,587)	188,151		5,737,401
Other Investment - .0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $143,541)	143,541	[c]	143,541
Total Investments (cost $757,201,342)	99.3%		798,458,469
Cash and Receivables (Net)	.7%		5,312,364
Net Assets	100.0%		803,770,833

BR—Bearer Certificate
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$52,778,361 or 6.57% of net assets.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Industrials	21.8
Financials	20.6
Consumer Discretionary	14.5
Information Technology	12.8
Materials	9.9
Health Care	8.1
Consumer Staples	4.7
Energy	3.2
Utilities	2.1
Telecommunications	1.6
Money Market Investment	.0
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	792,577,527	-	-	792,577,527
Equity Securities - Preferred Common
Stocks†	5,737,401	-	-	5,737,401
Mutual Funds	143,541	-	-	143,541
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	4,657	-	4,657

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

 Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Citigroup
British Pound,
Expiring
8/1/2016	1,153,596	1,522,071	1,526,728	4,657
Gross Unrealized Appreciation				4,657

At July 31, 2016, accumulated net unrealized appreciation on investments was $41,257,127, consisting of $87,175,600 gross unrealized appreciation and $45,918,473 gross unrealized depreciation.

NOTES

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)